COMMITMENTS AND CONTINGENCIES Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2014	$ 8,882
2015	8,948
2016	8,294
2017	7,249
2018	7,158
Thereafter	21,110
Facilities/Office Space
Operating Leased Assets [Line Items]
2014	8,801
2015	8,890
2016	8,252
2017	7,249
2018	7,158
Thereafter	21,110
Office Equipment
Operating Leased Assets [Line Items]
2014	81
2015	58
2016	42
2017	0
2018	0
Thereafter	$ 0